UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Liberty Street Advisors, Inc.
Address:             125 Maiden Lane, 6th Floor
                     New York, NY  10038

13F File Number:     028-13888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew P. Nowack
Title:          Chief Compliance Officer and General Counsel
Phone:          646-839-5548

Signature, Place, and Date of Signing:

/s/Andrew P. Nowack
Andrew P. Nowack
New York, NY
July 26, 2011

Report Type (Check only one.):
[_]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F FILE NUMBER                    NAME
---------------                    ----
28-6986                            Horizon Asset Management, Inc.
28-14504                           Center Coast Capital Advisors, LP